PROVISIONS FOR LEGAL AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of provisions for legal and others [Abstract]
Disclosure of other provisions [text block]
Roll-forward of legal provisions during the years ended on December 31, 2017 and 2016 are as follows:

	For Legal		Other Provisions		Total Provisions
Balance as of December 31, 2014	Ps.	185,656	Ps.	558,997	Ps.	744,653
Provisions increase during the year		13,406		72,032		85,438
Use of provisions		(27,816)		(60,085)		(87,901)
Amounts reversed due to provisions not utilized		(22,932)		(21,033)		(43,965)
Financial cost		-		(1,284)		(1,284)
Variations in exchange in foreing currency		-		195		195
Reclassification		-		(96,909)		(96,909)
Balance as of December 31, 2015	Ps.	148,314	Ps.	451,913	Ps.	600,227
Provisions increase during the year		32,405		363,211		395,616
Use of provisions		(13,143)		(319,592)		(332,735)
Amounts reversed due to provisions not utilized		(12,938)		(30,249)		(43,187)
Reclassifications		1,111		(676)		435
Balance as of December 31, 2016	Ps.	155,749	Ps.	464,607	Ps.	620,356
Provisions increase during the year		32,670		222,349		255,019
Use of provisions		(15,012)		(117,643)		(132,655)
Amounts reversed due to provisions not utilized		(7,870)		(42,459)		(50,329)
Reclassifications		(184)		408		224
Balance as of December 31, 2017	Ps.	165,353	Ps.	527,262	Ps.	692,615